Loans	6 Months Ended
Sep. 30, 2019
Loans
4. Loans
The table below presents loans outstanding by domicile and industry of borrower at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in millions of yen)
Domestic:
Manufacturing	9,558,146	9,661,265
Construction and real estate	8,954,823	9,193,059
Services	5,113,386	5,486,164
Wholesale and retail	5,163,267	5,292,337
Transportation and communications	3,622,130	3,751,962
Banks and other financial institutions	4,303,231	4,460,760
Government and public institutions	2,358,904	2,186,690
Other industries (Note)	5,477,452	5,581,548
Individuals:
Mortgage loans	8,950,216	8,753,545
Other	907,589	869,309

Total domestic	54,409,144	55,236,639

Foreign:
Commercial and industrial	19,086,511	18,905,059
Banks and other financial institutions	9,126,392	9,489,618
Government and public institutions	296,872	338,037
Other	33,171	34,376

Total foreign	28,542,946	28,767,090

Total	82,952,090	84,003,729
Less: Unearned income and deferred loan fees - net	152,147	147,538

Total loans before allowance for loan losses	82,799,943	83,856,191

Note: Other industries of
d
omestic includes trade receivables and lease receivables of consolidated VIEs.
Net losses on sales of loans were ¥1,060 million and ¥179 million, including unrealized losses related to recording loans held for sale at the lower of cost or fair value for the six months ended September 30, 2018 and 2019, respectively. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.

Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurring losses on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by Mizuho Bank, Ltd. (“MHBK”) and Mizuho Trust & Banking Co., Ltd. (“MHTB”):

Obligor category (1)(2)	Obligor rating (3)	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with debt in troubled debt restructuring (“TDR”) or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans.
(3)	Equivalent obligor ratings are determined for the other portfolio segment.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2019 and September 30, 2019:

	Normal obligors			Watch obligors excluding special attention obligors (1)
	Corporate	Retail (2)	Other (3)	Corporate	Retail (2)	Other (3)	Impaired loans	Total
	(in millions of yen)
March 31, 2019

Domestic:
Manufacturing	9,209,834	69,080	19,805	141,202	8,278	1,303	108,644	9,558,146
Construction and real estate	8,186,308	505,142	15,920	186,753	14,490	25	46,185	8,954,823
Services	4,761,724	165,643	3,281	90,578	18,586	1	73,573	5,113,386
Wholesale and retail	4,686,541	161,392	26,881	127,695	25,553	591	134,614	5,163,267
Transportation and communications	3,472,991	71,934	934	37,593	7,472	—	31,206	3,622,130
Banks and other financial institutions	4,262,125	1,534	72	28,881	319	—	10,300	4,303,231
Government and public institutions	2,358,899	5	—	—	—	—	—	2,358,904
Other industries (4)	3,131,072	2,450	2,323,197	7,725	421	3,633	8,954	5,477,452
Individuals	233,986	9,384,955	64,974	21,127	70,427	1,168	81,168	9,857,805

Total domestic	40,303,480	10,362,135	2,455,064	641,554	145,546	6,721	494,644	54,409,144

Foreign:
Commercial and industrial	16,061,655	182	2,488,800	347,060	—	38,404	150,410	19,086,511
Banks and other financial institutions	8,623,103	—	492,831	10,458	—	—	—	9,126,392
Government and public institutions	296,870	—	—	—	—	—	2	296,872
Other	1,480	9,713	19,690	333	—	879	1,076	33,171

Total foreign	24,983,108	9,895	3,001,321	357,851	—	39,283	151,488	28,542,946

Total	65,286,588	10,372,030	5,456,385	999,405	145,546	46,004	646,132	82,952,090

September 30, 2019

Domestic:
Manufacturing	9,299,310	66,098	14,732	123,362	7,921	542	149,300	9,661,265
Construction and real estate	8,452,801	486,803	11,751	179,437	12,710	—	49,557	9,193,059
Services	5,113,878	160,329	1,883	111,672	17,210	—	81,192	5,486,164
Wholesale and retail	4,839,416	152,789	17,127	123,201	24,216	605	134,983	5,292,337
Transportation and communications	3,608,666	67,073	283	45,291	7,920	—	22,729	3,751,962
Banks and other financial institutions	4,411,489	1,697	276	37,516	334	—	9,448	4,460,760
Government and public institutions	2,186,682	8	—	—	—	—	—	2,186,690
Other industries (4)	3,155,810	2,384	2,384,867	12,120	407	10,364	15,596	5,581,548
Individuals	191,099	9,182,326	63,795	36,061	66,080	1,098	82,395	9,622,854

Total domestic	41,259,151	10,119,507	2,494,714	668,660	136,798	12,609	545,200	55,236,639

Foreign:
Commercial and industrial	16,104,914	292	2,367,172	317,303	—	33,750	81,628	18,905,059
Banks and other financial institutions	8,838,656	—	638,508	12,454	—	—	—	9,489,618
Government and public institutions	338,037	—	—	—	—	—	—	338,037
Other	1,432	9,583	19,316	1,755	—	994	1,296	34,376

Total foreign	25,283,039	9,875	3,024,996	331,512	—	34,744	82,924	28,767,090

Total	66,542,190	10,129,382	5,519,710	1,000,172	136,798	47,353	628,124	84,003,729

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)
The primary component of the retail portfolio segment is mortgage loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute o ther, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of d omestic includes trade receivables and lease receivables of consolidated VIEs.
Impaired loans
Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of a TDR in accordance with ASC 310, “Receivables” (“ASC 310”). There are no loans that are ninety days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans.
All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectibility of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Impaired loans are restored to non-impaired
loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to non-impaired
loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents impaired loans information at March 31, 2019 and September 30, 2019:

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
March 31, 2019

Domestic:
Manufacturing	103,039	5,605	108,644	111,533	39,301	122,764	1,404
Construction and real estate	36,873	9,312	46,185	51,158	4,661	42,224	487
Services	64,021	9,552	73,573	79,736	16,311	67,679	1,058
Wholesale and retail	124,911	9,703	134,614	147,665	38,763	130,860	1,814
Transportation and communications	28,297	2,909	31,206	32,139	13,146	29,864	412
Banks and other financial institutions	6,473	3,827	10,300	10,300	1,327	10,671	109
Other industries	8,867	87	8,954	9,149	5,761	6,042	29
Individuals	37,488	43,680	81,168	88,331	2,630	86,082	1,326

Total domestic	409,969	84,675	494,644	530,011	121,900	496,186	6,639

Foreign:
Total foreign (5)	119,079	32,409	151,488	164,984	47,345	113,559	1,518

Total	529,048	117,084	646,132	694,995	169,245	609,745	8,157

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
September 30, 2019

Domestic:
Manufacturing	100,021	49,279	149,300	152,358	35,530	128,972	796
Construction and real estate	39,756	9,801	49,557	56,503	8,491	47,871	279
Services	72,044	9,148	81,192	86,259	16,689	77,383	460
Wholesale and retail	125,938	9,045	134,983	151,913	43,339	134,798	850
Transportation and communications	20,272	2,457	22,729	23,628	6,534	26,968	212
Banks and other financial institutions	5,688	3,760	9,448	9,447	1,001	9,874	51
Other industries	15,323	273	15,596	15,720	6,290	12,275	96
Individuals	40,352	42,043	82,395	87,189	3,317	81,781	584

Total domestic	419,394	125,806	545,200	583,017	121,191	519,922	3,328

Foreign:
Total foreign (5)	55,639	27,285	82,924	96,539	31,200	117,206	1,398

Total	475,033	153,091	628,124	679,556	152,391	637,128	4,726

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)
The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2019 and September 30, 2019 was ¥257,099 million and ¥250,121 million, respectively.

(4)	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(5)	The majority of t otal foreign consist of c ommercial and i ndustrial loans.
The remaining balance of impaired loans that have been partially charged off, was ¥25,097 million and ¥20,430 million as of March 31, 2019 and September 30, 2019 respectively.

Troubled debt restructurings
The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2018 and 2019:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
September 30, 2018
Domestic:
Manufacturing	—	—	51,161
Construction and real estate	—	—	7,764
Services	—	—	29,203
Wholesale and retail	—	—	75,593
Transportation and communications	—	—	13,999
Banks and other financial institutions	—	—	7,160
Individuals	—	—	8,866
Total domestic	—	—	193,746
Foreign:
Total foreign (2)	1,008	2,012	9,493
Total	1,008	2,012	203,239
September 30, 2019
Domestic:
Manufacturing	689	3,806	57,879
Construction and real estate	—	—	15,478
Services	—	—	44,185
Wholesale and retail	—	—	77,117
Transportation and communications	—	—	7,916
Banks and other financial institutions	—	—	7,639
Other industries	—	—	639
Individuals	—	—	8,074
Total domestic	689	3,806	218,927
Foreign:
Total foreign (2)	470	4,922	38,646
Total	1,159	8,728	257,573

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of t otal foreign consist of c ommercial and i ndustrial loans.
Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2018 and 2019 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2018	September 30, 2019
	(in millions of yen)
Domestic:
Manufacturing	383	2,391
Construction and real estate	390	171
Services	714	318
Wholesale and retail	6,700	6,504
Transportation and communications	409	86
Other industries	—	—
Individuals	2,241	884

Total domestic	10,837	10,354

Foreign:
Total foreign	—	6,436

Total	10,837	16,790

Age analysis of past due loans
The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2019 and September 30, 2019:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2019

Domestic:
Manufacturing	2,210	513	7,036	9,759	9,548,387	9,558,146
Construction and real estate	1,010	1,054	31,092	33,156	8,921,667	8,954,823
Services	633	196	3,494	4,323	5,109,063	5,113,386
Wholesale and retail	1,614	1,415	7,868	10,897	5,152,370	5,163,267
Transportation and communications	363	256	2,119	2,738	3,619,392	3,622,130
Banks and other financial institutions	3	484	6	493	4,302,738	4,303,231
Government and public institutions	—	—	—	—	2,358,904	2,358,904
Other industries	2	—	57	59	5,477,393	5,477,452
Individuals	27,139	11,013	28,965	67,117	9,790,688	9,857,805

Total domestic	32,974	14,931	80,637	128,542	54,280,602	54,409,144

Foreign:
Total foreign (Note)	668	211	26,316	27,195	28,515,751	28,542,946

Total	33,642	15,142	106,953	155,737	82,796,353	82,952,090

September 30, 2019

Domestic:
Manufacturing	733	983	7,601	9,317	9,651,948	9,661,265
Construction and real estate	834	849	28,678	30,361	9,162,698	9,193,059
Services	390	2,986	5,171	8,547	5,477,617	5,486,164
Wholesale and retail	2,317	1,226	11,460	15,003	5,277,334	5,292,337
Transportation and communications	106	366	2,154	2,626	3,749,336	3,751,962
Banks and other financial institutions	116	—	41	157	4,460,603	4,460,760
Government and public institutions	—	—	—	—	2,186,690	2,186,690
Other industries	—	—	221	221	5,581,327	5,581,548
Individuals	22,918	26,303	32,367	81,588	9,541,266	9,622,854

Total domestic	27,414	32,713	87,693	147,820	55,088,819	55,236,639

Foreign:
Total foreign (Note)	1,181	249	25,936	27,366	28,739,724	28,767,090

Total	28,595	32,962	113,629	175,186	83,828,543	84,003,729

Note: The majority of
t
otal foreign consist of
c
ommercial and
i
ndustrial loans.
Loans held for sale
Loans that have been identified for sale are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. The outstanding balance of loans held for sale was ¥24,921 million and ¥68,569 million at March 31, 2019 and September 30, 2019, respectively
.